OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of other current liabilities
	As of December 31,
	2 0 2 3	2 0 2 2

Accrued salaries and fringe benefits	27,105	31,652
Accrued warranty costs (See B below)	8,080	9,517
Governmental institutions	4,846	12,202
Governments grants payables	1,019	647
Hedging derivative	-	454
Other	244	353
	41,294	54,825

Schedule of accrued warranty costs
	As of December 31,
	2 0 2 3	2 0 2 2

Other current liabilities	8,080	9,517
Other long-term liabilities	443	1,113
	8,523	10,630

Schedule of changes in the product warranty accrual
	As of December 31,
	2 0 2 3	2 0 2 2

Balance as of beginning of year	10,630	8,885
Services provided under warranty	(11,764)	(11,959)
Changes in provision	9,657	13,704
Balance as of end of year	8,523	10,630